Discontinued Operations	3 Months Ended
Nov. 30, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

NOTE 5 – DISCONTINUED OPERATIONS

During October 2013 the Company’s management and Board of Directors determined to dispose of Oncologix Corporation its Brachytherapy medical device subsidiary. On November 1, 2013, the company entered into a settlement agreement with Firetag, Stoss & Dowdell, PC., our former attorneys. Per the terms of the settlement agreement, we exchanged our 90% ownership and a $50,000 promissory note payable to Firetag in exchange for the forgiveness by Firetag of $145,522 in prior legal billings. The promissory note bears interest at 4% and requires 12 monthly payments of $4,257.49 beginning on December 1, 2013. Detailed below are the income and expenses related to these discontinued operations:

	For the Three Months Ended
	November 30,	November 30,
	2013	2012
Operating expenses:
General and administrative	$ 36	$ 36
Depreciation and amortization	-	-

Total operating expenses	36	36

Loss from operations	(36)	(36)

Other income (expense):

Total other income (expense)	-	-

Loss from discontinued operations	(36)	(36)
Gain on disposal of discontinued operations	95,564	-

Loss from discontinued operations	95,528	(36)

Less loss attributable to noncontrolling interest	-	(4)

Net loss from discontinued operations	$ 95,528	$ (32)